Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Expenses:
General and administrative	$ 561,581			$ 2,017,703
Loss from operations	(561,581)			(2,017,703)
Other income (expense)
Unrealized gain on investments held in Trust Account	6,408			59,325
Change in fair value of derivative warrant liabilities	(2,076,920)			(3,135,550)
Total other income (expense)	(2,070,512)			(3,076,225)
Net loss	(2,632,093)			(5,093,928)
Net loss attributable to Hippo Enterprises Inc.	(2,632,093)			(5,093,928)
Per share data:
Net loss attributable to Hippo Enterprises Inc. — basic and diluted	$ (2,632,093)			$ (5,093,928)
Class A Ordinary Shares
Per share data:
Weighted-average shares used in computing net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	23,000,000			23,000,000
Net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	$ 0			$ 0
Class B Ordinary Shares
Per share data:
Weighted-average shares used in computing net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	5,750,000			5,750,000
Net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	$ (0.46)			$ (0.89)
Hippo Enterprises Inc And Subsidiaries [Member]
Revenues [Abstract]
Net earned premium	$ 10,200,000		$ 2,500,000	$ 19,000,000.0	$ 4,000,000.0	$ 17,100,000	$ 0
Commission income, net	6,500,000		8,400,000	11,600,000	15,500,000	27,100,000	28,900,000
Service and fee income	4,100,000		800,000	7,100,000	2,100,000	6,300,000	3,600,000
Net investment income	100,000		200,000	200,000	600,000	1,100,000	2,200,000
Total revenue, net	20,900,000		11,900,000	37,900,000	22,200,000	51,600,000	34,700,000
Expenses:
Losses and loss adjustment expenses	21,400,000		3,300,000	38,700,000	5,200,000	25,300,000	0
Insurance related expenses	8,500,000		4,100,000	16,000,000.0	8,000,000.0	19,300,000	7,100,000
Technology and development	7,500,000		3,700,000	14,500,000	7,300,000	18,000,000.0	7,700,000
Sales and marketing	22,200,000		17,300,000	46,900,000	35,300,000	69,400,000	66,300,000
General and administrative	8,800,000		5,500,000	17,100,000	11,100,000	36,800,000	34,600,000
Interest and other expense	36,000,000.0		2,900,000	183,100,000	4,000,000.0	26,000,000.0	2,000,000.0
Total expenses	104,400,000		36,800,000	316,300,000	70,900,000	194,800,000	117,700,000
Other income (expense)
Loss before income taxes	(83,500,000)		(24,900,000)	(278,400,000)	(48,700,000)	(143,200,000)	(83,000,000.0)
Income taxes (benefit) expense	200,000			300,000		(1,800,000)	100,000
Net loss	(83,700,000)		(24,900,000)	(278,700,000)	(48,700,000)	(141,400,000)	(83,100,000)
Net income attributable to noncontrolling interests, net of tax	800,000		(100,000)	1,100,000	0	100,000	0
Net loss attributable to Hippo Enterprises Inc.	(84,500,000)		(24,800,000)	(279,800,000)	(48,700,000)	(141,500,000)	(83,100,000)
Other comprehensive income:
Change in net unrealized gain or loss on investments, net of tax	300,000		(200,000)	(300,000)		0	100,000
Comprehensive loss attributable to Hippo	(84,200,000)		(25,000,000.0)	(280,100,000)	(48,700,000)	(141,500,000)	(83,000,000.0)
Per share data:
Net loss attributable to Hippo Enterprises Inc. — basic and diluted	$ (84,500,000)		$ (24,800,000)	$ (279,800,000)	$ (48,700,000)	$ (141,500,000)	$ (83,100,000)
Weighted-average shares used in computing net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	14,134,399		12,360,596	13,968,160	12,236,471	12,495,509	10,652,088
Net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	$ (5.98)		$ (2.01)	$ (20.03)	$ (3.98)	$ (11.32)	$ (7.80)
Reinvent Technology Partners Z [Member]
Expenses:
General and administrative		$ 250,366
Loss from operations		(250,366)
Other income (expense)
Unrealized gain on investments held in Trust Account		18,693
Financing costs — derivative warrant liabilities		(374,490)
Change in fair value of derivative warrant liabilities		(866,050)
Total other income (expense)		(1,221,847)
Net loss		(1,472,213)
Net loss attributable to Hippo Enterprises Inc.		(1,472,213)
Per share data:
Net loss attributable to Hippo Enterprises Inc. — basic and diluted		$ (1,472,213)
Reinvent Technology Partners Z [Member] | Class A Ordinary Shares
Per share data:
Weighted-average shares used in computing net loss per share attributable to Hippo Enterprises Inc. — basic and diluted		23,000,000
Net loss per share attributable to Hippo Enterprises Inc. — basic and diluted		$ 0
Reinvent Technology Partners Z [Member] | Class B Ordinary Shares
Per share data:
Weighted-average shares used in computing net loss per share attributable to Hippo Enterprises Inc. — basic and diluted		5,750,000
Net loss per share attributable to Hippo Enterprises Inc. — basic and diluted		$ (0.26)